Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	£ (48)	£ (40)
Financial assets held at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	490	164
Financial assets held at amortised cost | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	0	(4)
Financial assets held at amortised cost | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	490	169
Financial assets held at amortised cost | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	0	(1)
Financial assets at fair value through other comprehensive income:
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	£ 0	£ (2)